UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

Meeder Funds Trust
6125 Memorial Drive
Dublin,  OH   43017

Bruce McKibben
c/o Meeder Funds Trust
6125 Memorial Drive
Dublin,  OH   43017

Registrant’s telephone number, including area code:  800-325-3539

Date of fiscal year end:  December 31, 2013

Date of reporting period:  March 31, 2013

Item 1.  Schedule of Investments.
Schedule of Investments
March 31, 2013 (unaudited)

Muirfield Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 95.3%

Consumer Discretionary - 10.9%
Brunswick Corp.	7,610	260,414
Children's Place Retail Stores, Inc./The (3)	7,650	342,873
Comcast Corp.	54,730	2,297,565
Cooper Tire & Rubber Co.	13,150	337,429
Home Depot, Inc./The	16,125	1,125,203
Lear Corp.	27,710	1,520,448
Leggett & Platt, Inc.	38,350	1,295,463
Live Nation Entertainment, Inc. (3)	41,440	512,613
Mohawk Industries, Inc. (3)	9,650	1,091,608
News Corp.	74,040	2,258,960
Rent-A-Center, Inc.	9,320	344,281
Time Warner, Inc.	40,400	2,327,848

	(Cost $13,350,188)	13,714,705

Consumer Staples - 14.6%
Archer-Daniels-Midland Co.	72,050	2,430,247
Costco Wholesale Corp.	28,230	2,995,485
CVS Caremark Corp.	37,350	2,053,877
Energizer Holdings, Inc.	12,010	1,197,757
Harbinger Group, Inc. (3)	80,240	662,782
Ingredion, Inc.	11,880	859,162
Kellogg Co.	39,190	2,525,012
Procter & Gamble Co./The	31,560	2,432,014
Safeway, Inc.	25,580	674,033
TreeHouse Foods, Inc. (3)	6,040	393,506
Walgreen Co.	45,580	2,173,254

	(Cost $17,666,952)	18,397,129

Energy - 10.4%
Bristow Group, Inc.	3,730	245,956
C&J Energy Services, Inc. (3)	11,980	274,342
Chevron Corp.	14,810	1,759,724
ConocoPhillips	44,820	2,693,682
Hess Corp.	34,720	2,486,299
HollyFrontier Corp.	10,320	530,964
Marathon Petroleum Corp.	25,550	2,289,280
Tesoro Corp.	18,910	1,107,181
Valero Energy Corp.	36,540	1,662,205

	(Cost $12,723,985)	13,049,633

Financials - 15.4%
Aflac, Inc.	47,610	2,476,672
Cash America International, Inc.	8,160	428,155
CNO Financial Group, Inc.	49,290	564,371
First American Financial Corp.	17,690	452,333
First Cash Financial Services, Inc. (3)	6,110	356,457
FNB Corp.	41,280	499,488
HCC Insurance Holdings, Inc.	24,690	1,037,721

JPMorgan Chase & Co.	40,080	1,902,197
Loews Corp.	16,790	739,935
MB Financial, Inc.	13,190	318,802
Popular, Inc. (3)	18,010	497,076
Prudential Financial, Inc.	36,770	2,169,062
Reinsurance Group of America, Inc.	16,090	960,090
State Street Corp.	36,120	2,134,331
Travelers Companies, Inc./The	27,860	2,345,533
Unum Group	15,890	448,893
Wells Fargo & Co.	53,880	1,993,021

	(Cost $18,792,048)	19,324,137

Healthcare - 15.7%
Becton, Dickinson and Co.	20,680	1,977,215
Bio-Rad Laboratories, Inc. (3)	8,190	1,031,940
Cardinal Health, Inc.	21,320	887,338
Chemed Corp.	4,060	324,719
Cigna Corp.	34,810	2,171,100
Eli Lilly & Co.	40,160	2,280,686
Hill-Rom Holdings, Inc.	17,680	622,690
Humana, Inc.	15,860	1,096,085
LifePoint Hospitals, Inc. (3)	3,650	176,879
Magellan Health Services, Inc. (3)	14,240	677,397
Medtronic, Inc.	48,070	2,257,367
Omnicare, Inc.	15,680	638,490
PAREXEL International Corp. (3)	8,410	332,531
STERIS Corp.	7,980	332,048
Thermo Fisher Scientific, Inc.	32,130	2,457,624
UnitedHealth Group, Inc.	31,750	1,816,417
Zimmer Holdings, Inc.	8,990	676,228

	(Cost $19,219,184)	19,756,754

Industrials - 10.5%
3M Co.	20,920	2,224,005
AECOM Technology Corp. (3)	27,860	913,808
Alliant Techsystems, Inc.	6,060	438,926
Avery Dennison Corp.	11,860	510,810
Curtiss-Wright Corp.	9,530	330,691
Danaher Corp.	32,820	2,039,763
Deluxe Corp.	8,290	343,206
EMCOR Group, Inc.	3,580	151,756
Jacobs Engineering Group, Inc. (3)	10,120	569,149
Manpowergroup, Inc.	5,220	296,079
Northrop Grumman Corp.	42,970	3,014,345
Tetra Tech, Inc. (3)	10,820	329,902
Textron, Inc.	44,760	1,334,296
Trinity Industries, Inc.	14,630	663,178

	(Cost $12,793,928)	13,159,914

Information Technology - 17.0%
Avnet, Inc. (3)	23,600	854,320
Brocade Communications Systems, Inc. (3)	71,040	409,901
Cisco Systems, Inc.	141,340	2,953,299
Cognizant Technology Solutions Corp. (3)	15,490	1,186,859
Computer Sciences Corp.	26,070	1,283,426
CoreLogic, Inc. (3)	23,330	603,314
EMC Corp. (3)	43,860	1,047,815
Google, Inc. (3)	2,260	1,794,865
Hewlett-Packard Co. (3)	106,180	2,531,331
International Business Machines Corp.	5,940	1,267,002
j2 Global, Inc.	7,210	282,704

Lexmark International, Inc.	13,440	354,816
Motorola Solutions, Inc.	13,450	861,203
Oracle Corp.	68,370	2,210,402
Plexus Corp. (3)	16,110	391,634
Tech Data Corp. (3)	8,790	400,736
Unisys Corp. (3)	12,810	291,428
Western Digital Corp.	17,610	885,607
Western Union Co.	42,790	643,562
Xerox Corp.	65,810	565,966
Zebra Technologies Corp. (3)	9,840	463,759

	(Cost $20,446,845)	21,283,949

Materials - 0.5%
International Paper Co.	13,185	614,157

	(Cost $546,158)	614,157

Utilities - 0.3%
Portland General Electric Co.	6,360	192,899
UGI Corp.	4,890	187,727

	(Cost $353,737)	380,626

Total Common Stocks	(Cost $115,893,025)	119,681,004

Money Market Registered Investment Companies - 4.3%

Meeder Money Market Fund - Institutional Class, 0.15% (4)	5,457,239	5,457,239

Total Money Market Registered Investment Companies	(Cost $5,457,239)	5,457,239

Floating Rate Demand Notes - 0.0%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.60%, 4/1/2013 (5)	1,876	1,876

Total Floating Rate Demand Notes	(Cost $1,876)	1,876

U.S. Government Obligations - 0.4%

U.S. Treasury Bill, 0.13%, due 6/6/2013 (6)	500,000		499,952

Total U.S. Government Obligations	(Cost $499,918)		499,952

Total Investments - 100.0%	(Cost $121,852,058	)(2)	125,640,071

Liabilities less Other Assets - (0.0%)			(35,660)

Total Net Assets - 100.0%			125,604,411

Trustee Deferred Compensation (7)

Meeder Aggressive Growth Fund	2,791	25,761
Meeder Balanced Fund	1,453	15,576
Meeder Dynamic Growth Fund	905	8,769
Meeder Muirfield Fund	4,445	28,270
Meeder Quantex Fund	2,815	81,438
Meeder Utilities & Infrastructure Fund	326	8,910

Total Trustee Deferred Compensation	(Cost $115,153)	168,724

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring June 2013, notional value $390,675	1	4,743

Total Futures Contracts	1	4,743

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$125,140,119	$4,743
Level 2 - Other Significant Observable Inputs	499,952	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$125,640,071	$4,743

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $121,941,071 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,749,486
Unrealized depreciation	$(1,050,486)
Net unrealized appreciation (depreciation)	$3,699,000

(3)	Represents non-income producing securities.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2013.

(5)	Floating rate security. The rate shown represents the rate in effect at March 31, 2013.

(6)	Pledged as collateral on futures contracts.

(7)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2013 (unaudited)

Dynamic Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 95.7%

Consumer Discretionary - 11.0%
Children's Place Retail Stores, Inc./The (3)	5,990	268,472
Comcast Corp.	32,260	1,354,275
Gap, Inc./The	42,370	1,499,898
Lear Corp.	5,240	287,519
Leggett & Platt, Inc.	25,510	861,728
Macy's, Inc.	32,225	1,348,294
Mohawk Industries, Inc. (3)	6,280	710,394
News Corp.	42,050	1,282,945
Time Warner, Inc.	23,630	1,361,560

	(Cost $8,638,882)	8,975,085

Consumer Staples - 15.3%
Archer-Daniels-Midland Co.	58,000	1,956,340
Costco Wholesale Corp.	18,260	1,937,569
CVS Caremark Corp.	36,390	2,001,085
Energizer Holdings, Inc.	6,630	661,210
Ingredion, Inc.	1,610	116,435
Kellogg Co.	29,830	1,921,947
Procter & Gamble Co./The	23,860	1,838,652
Safeway, Inc.	20,540	541,229
Walgreen Co.	31,950	1,523,376

	(Cost $12,007,268)	12,497,843

Energy - 9.8%
Chevron Corp.	10,030	1,191,765
ConocoPhillips	26,215	1,575,522
Hess Corp.	23,580	1,688,564
Marathon Petroleum Corp.	20,410	1,828,736
Tesoro Corp.	12,380	724,849
Valero Energy Corp.	23,070	1,049,454

	(Cost $7,767,827)	8,058,890

Financials - 15.3%
Aflac, Inc.	39,930	2,077,159
CNO Financial Group, Inc.	25,970	297,357
First American Financial Corp.	19,310	493,757
FNB Corp.	23,100	279,510
HCC Insurance Holdings, Inc.	14,580	612,797
JPMorgan Chase & Co.	22,850	1,084,461
Loews Corp.	11,100	489,177
Prudential Financial, Inc.	32,920	1,941,950
Reinsurance Group of America, Inc.	8,680	517,936
State Street Corp.	26,010	1,536,931

Travelers Companies, Inc./The	19,710	1,659,385
Unum Group	3,790	107,068
Wells Fargo & Co.	38,890	1,438,541

	(Cost $12,269,491)	12,536,029

Healthcare - 16.0%
Becton, Dickinson and Co.	22,130	2,115,849
Bio-Rad Laboratories, Inc. (3)	4,920	619,920
Celgene Corp. (3)	8,660	1,003,781
Chemed Corp.	3,230	258,335
Cigna Corp.	21,370	1,332,846
Eli Lilly and Co.	23,300	1,323,207
Humana, Inc.	10,500	725,655
Magellan Health Services, Inc. (3)	7,240	344,407
Medtronic, Inc.	37,080	1,741,277
PAREXEL International Corp. (3)	6,970	275,594
STERIS Corp.	6,570	273,378
Thermo Fisher Scientific Inc.	19,790	1,513,737
UnitedHealth Group, Inc.	22,850	1,307,248
Zimmer Holdings Inc.	3,700	278,314

	(Cost $12,636,548)	13,113,548

Industrials - 9.9%
3M Co.	16,380	1,741,358
AECOM Technology Corp. (3)	18,570	609,096
Avery Dennison Corp.	12,440	535,791
Danaher Corp.	26,450	1,643,867
Jacobs Engineering Group, Inc. (3)	10,600	596,144
Northrop Grumman Corp.	23,565	1,653,085
Tetra Tech, Inc. (3)	9,170	279,593
Textron, Inc.	19,850	591,729
Trinity Industries, Inc.	10,190	461,914

	(Cost $7,909,358)	8,112,577

Information Technology - 17.7%
Cisco Systems, Inc.	89,550	1,871,147
Cognizant Technology Solutions Corp. (3)	17,480	1,339,335
Computer Sciences Corp.	15,540	765,034
CoreLogic, Inc. (3)	13,905	359,583
EMC Corp. (3)	57,070	1,363,402
Google, Inc. (3)	1,430	1,135,689
Hewlett-Packard Co. (3)	76,900	1,833,296
International Business Machines Corp.	6,430	1,371,518
Motorola Solutions, Inc.	12,840	822,145
Oracle Corp.	57,090	1,845,720
Tech Data Corp. (3)	4,630	211,082
Western Digital Corp.	11,680	587,387
Western Union Co.	34,980	526,099
Xerox Corp.	27,180	233,748
Zebra Technologies Corp. (3)	5,540	261,100

	(Cost $14,008,572)	14,526,285

Materials - 0.6%
International Paper Co.	10,715	499,105

	(Cost $446,239)	499,105

Utilities - 0.1%
Portland General Electric Co.	1,010	30,633
UGI Corp.	1,740	66,799

	(Cost $88,699)	97,432

Total Common Stocks	(Cost $75,772,884)	78,416,794

Money Market Registered Investment Companies - 3.3%

Meeder Money Market Fund - Institutional Class, 0.15% (4)	2,661,950	2,661,950

Total Money Market Registered Investment Companies	(Cost $2,661,950)	2,661,950

Floating Rate Demand Notes - 0.0%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.60%, 4/1/2013 (5)	269	269

Total Floating Rate Demand Notes	(Cost $269)	269

U.S. Government Obligations - 0.4%

U.S. Treasury Bill, 0.13%, due 6/6/2013 (6)	300,000		299,971

Total U.S. Government Obligations	(Cost $299,951)		299,971

Total Investments - 99.4%	(Cost $78,735,054	)(2)	81,378,984

Other Assets less Liabilities - 0.6%			508,242

Total Net Assets - 100.0%			81,887,226

Trustee Deferred Compensation (7)

Meeder Aggressive Growth Fund	2,060	19,014
Meeder Balanced Fund	1,064	11,406
Meeder Dynamic Growth Fund	670	6,492
Meeder Muirfield Fund	2,379	15,130
Meeder Quantex Fund	1,254	36,278
Meeder Utilities & Infrastructure Fund	241	6,587

Total Trustee Deferred Compensation	(Cost $67,675)	94,907

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring June 2013, notional value $3,516,075	9	42,683

Total Futures Contracts	9	42,683

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$81,079,013	$42,683
Level 2 - Other Significant Observable Inputs	299,971	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$81,378,984	$42,683

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $78,754,605 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,160,072
Unrealized depreciation	$(535,693)
Net unrealized appreciation (depreciation)	$2,624,379

(3)	Represents non-income producing securities.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2013.

(5)	Floating rate security. The rate shown represents the rate in effect at March 31, 2013.

(6)	Pledged as collateral on futures contracts.

(7)	Assets of affiliates to the Dynamic Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2013 (unaudited)

Aggressive Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 94.0%

Consumer Discretionary - 10.8%
ANN, Inc. (3)	5,570	161,641
Brunswick Corp.	7,420	253,912
Children's Place Retail Stores, Inc./The (3)	4,340	194,519
Comcast Corp.	27,170	1,140,597
Cooper Tire & Rubber Co.	11,660	299,196
Jarden Corp.	12,600	539,910
Leggett & Platt, Inc.	17,250	582,705
Live Nation Entertainment, Inc. (3)	25,440	314,693
Macy's, Inc.	9,455	395,597
Mohawk Industries, Inc. (3)	4,830	546,370
New York Times Co./The (3)	7,340	71,932
Rent-A-Center, Inc.	4,420	163,275
Time Warner, Inc.	18,040	1,039,465

	(Cost $5,571,068)	5,703,812

Consumer Staples - 14.1%
Archer-Daniels-Midland Co.	38,610	1,302,315
Costco Wholesale Corp.	12,350	1,310,459
Energizer Holdings, Inc.	5,340	532,558
Harbinger Group, Inc. (3)	40,800	337,008
Ingredion, Inc.	6,830	493,946
JM Smucker Co./The	3,610	357,968
Kellogg Co.	10,910	702,931
Procter & Gamble Co./The	12,230	942,444
Safeway, Inc.	16,780	442,153
TreeHouse Foods, Inc. (3)	3,170	206,526
Walgreen Co.	16,660	794,349

	(Cost $7,105,864)	7,422,657

Energy - 9.9%
Bristow Group, Inc.	1,680	110,779
C&J Energy Services, Inc. (3)	7,120	163,048
HollyFrontier Corp.	14,500	746,025
Marathon Petroleum Corp.	17,310	1,550,976
Tesoro Corp.	20,440	1,196,762
Valero Energy Corp.	31,600	1,437,484

	(Cost $5,327,323)	5,205,074

Financials - 15.1%
Aflac, Inc.	28,440	1,479,449
Cash America International, Inc	7,360	386,179
CNO Financial Group, Inc.	28,020	320,829
First American Financial Corp.	9,680	247,518
First Cash Financial Services, Inc. (3)	1,890	110,263

FNB Corp.	43,130	521,873
HCC Insurance Holdings, Inc.	5,680	238,730
JPMorgan Chase & Co.	15,820	750,817
Popular, Inc. (3)	10,920	301,392
Reinsurance Group of America, Inc.	10,620	633,695
StanCorp Financial Group, Inc.	6,480	277,085
State Street Corp.	19,460	1,149,891
Travelers Companies, Inc./The	14,120	1,188,763
Unum Group	12,520	353,690

	(Cost $7,729,213)	7,960,174

Healthcare - 15.7%
Becton, Dickinson and Co.	14,400	1,376,784
Bio-Rad Laboratories, Inc. (3)	4,100	516,600
Charles River Laboratories International, Inc. (3)	5,350	236,845
Chemed Corp.	4,650	371,907
Health Management Associates, Inc. (3)	16,060	206,692
Hill-Rom Holdings, Inc.	12,850	452,577
Humana, Inc.	9,490	655,854
LifePoint Hospitals, Inc. (3)	5,020	243,269
Magellan Health Services, Inc. (3)	8,470	402,918
Medtronic, Inc.	19,310	906,798
Omnicare, Inc.	10,030	408,422
PAREXEL International Corp. (3)	6,870	271,640
STERIS Corp.	7,620	317,068
Thermo Fisher Scientific, Inc.	11,380	870,456
UnitedHealth Group, Inc.	11,040	631,598
Zimmer Holdings, Inc.	5,280	397,162

	(Cost $8,017,357)	8,266,590

Industrials - 9.8%
3M Co.	7,740	822,839
Alliant Techsystems, Inc.	5,930	429,510
Avery Dennison Corp.	8,530	367,387
Curtiss-Wright Corp.	8,120	281,764
Danaher Corp.	13,310	827,217
Deluxe Corp.	9,470	392,058
EMCOR Group, Inc.	11,350	481,127
Manpowergroup, Inc.	2,640	149,740
Northrop Grumman Corp.	11,275	790,941
Tetra Tech, Inc. (3)	5,190	158,243
Textron, Inc.	15,890	473,681

	(Cost $5,010,415)	5,174,507

Information Technology - 17.7%
Acxiom Corp. (3)	9,020	184,008
Avnet, Inc. (3)	14,700	532,140
Cisco Systems, Inc.	58,570	1,223,820
Computer Sciences Corp.	10,790	531,192
CoreLogic, Inc. (3)	9,670	250,066
EMC Corp. (3)	45,460	1,086,039
Google, Inc. (3)	1,200	953,026
International Business Machines Corp.	5,410	1,153,952
j2 Global, Inc.	3,230	126,648
Lexmark International, Inc.	10,370	273,768

Oracle Corp.	27,910	902,330
Plexus Corp. (3)	9,220	224,138
Tech Data Corp. (3)	6,240	284,482
Unisys Corp. (3)	7,100	161,525
Western Digital Corp.	11,610	583,867
Western Union Co.	16,080	241,843
Xerox Corp.	34,590	297,474
Zebra Technologies Corp. (3)	6,820	321,426

	(Cost $9,284,966)	9,331,744

Materials - 0.4%
International Paper Co.	4,160	193,773

	(Cost $171,462)	193,773

Utilities - 0.5%
Portland General Electric Co.	4,840	146,797
UGI Corp.	2,980	114,402

	(Cost $244,247)	261,199

Total Common Stocks	(Cost $48,461,915)	49,519,530

Money Market Registered Investment Companies - 5.4%

Meeder Money Market Fund - Institutional Class, 0.15% (4)	2,831,460	2,831,460

Total Money Market Registered Investment Companies	(Cost $2,831,460)	2,831,460

Floating Rate Demand Notes - 0.0%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.60%, 4/1/2013 (5)	30	30

Total Floating Rate Demand Notes	(Cost $30)	30

U.S. Government Obligations - 0.6%

U.S. Treasury Bill, 0.13%, due 6/6/2013 (6)	300,000		299,971

Total U.S. Government Obligations	(Cost $299,951)		299,971

Total Investments - 100.0%	(Cost $51,593,356	)(2)	52,650,991

Other Assets less Liabilities - 0.0%			17,091

Total Net Assets - 100.0%			52,668,082

Trustee Deferred Compensation (7)

Meeder Aggressive Growth Fund	1,089	10,051
Meeder Balanced Fund	574	6,153
Meeder Dynamic Growth Fund	350	3,392
Meeder Muirfield Fund	1,392	8,853
Meeder Quantex Fund	780	22,565
Meeder Utilities & Infrastructure Fund	127	3,471

Total Trustee Deferred Compensation	(Cost $39,135)	54,485

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring June 2013, notional value $3,125,400	8	30,440

Total Futures Contracts	8	30,440

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$52,351,020	$30,440
Level 2 - Other Significant Observable Inputs	299,971	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$52,650,991	$30,440

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $51,642,790 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,653,038
Unrealized depreciation	$(644,837)
Net unrealized appreciation (depreciation)	$1,008,201

(3)	Represents non-income producing securities.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2013.

(5)	Floating rate security. The rate shown represents the rate in effect at March 31, 2013.

(6)	Pledged as collateral on futures contracts.

(7)	Assets of affiliates to the Aggressive Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2013 (unaudited)

Balanced Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 67.2%

Consumer Discretionary - 7.7%
Brunswick Corp.	4,050	138,591
Children's Place Retail Stores, Inc./The (3)	4,070	182,417
Comcast Corp.	29,150	1,223,717
Cooper Tire & Rubber Co.	7,000	179,620
Home Depot, Inc./The	8,435	588,594
Lear Corp.	14,740	808,784
Leggett & Platt, Inc.	20,060	677,627
Live Nation Entertainment, Inc. (3)	21,670	268,058
Mohawk Industries, Inc. (3)	5,050	571,256
News Corp.	39,420	1,202,704
Rent-A-Center, Inc.	4,950	182,853
Time Warner, Inc.	21,510	1,239,406

	(Cost $7,070,208)	7,263,627

Consumer Staples - 9.9%
Archer-Daniels-Midland Co.	38,280	1,291,184
Costco Wholesale Corp.	10,430	1,106,727
CVS Caremark Corp.	19,850	1,091,551
Energizer Holdings, Inc.	6,350	633,285
Harbinger Group, Inc. (3)	42,500	351,050
Ingredion, Inc.	6,310	456,339
Kellogg Co.	20,870	1,344,654
Procter & Gamble Co./The	16,810	1,295,379
Safeway, Inc.	13,600	358,360
TreeHouse Foods, Inc. (3)	3,210	209,132
Walgreen Co.	23,840	1,136,691

	(Cost $8,900,261)	9,274,352

Energy - 7.4%
Bristow Group, Inc.	1,970	129,902
C&J Energy Services, Inc. (3)	6,370	145,873
Chevron Corp.	7,870	935,113
ConocoPhillips	23,810	1,430,981
Hess Corp.	18,450	1,321,205
HollyFrontier Corp.	5,490	282,461
Marathon Petroleum Corp.	13,580	1,216,768
Tesoro Corp.	10,070	589,599
Valero Energy Corp.	19,460	885,235

	(Cost $6,763,080)	6,937,137

Financials - 10.9%
Aflac, Inc.	25,290	1,315,586
Cash America International, Inc	4,330	227,195
CNO Financial Group, Inc.	25,990	297,586

First American Financial Corp.	9,420	240,869
First Cash Financial Services, Inc. (3)	3,240	189,022
FNB Corp.	21,930	265,353
HCC Insurance Holdings, Inc.	12,910	542,607
JPMorgan Chase & Co.	20,960	994,762
Loews Corp.	8,920	393,104
MB Financial, Inc.	7,010	169,432
Popular, Inc. (3)	9,500	262,200
Prudential Financial, Inc.	19,510	1,150,894
Reinsurance Group of America, Inc.	8,550	510,179
State Street Corp.	19,130	1,130,392
Travelers Companies, Inc./The	14,760	1,242,644
Unum Group	8,440	238,430
Wells Fargo & Co.	28,540	1,055,695

	(Cost $9,942,251)	10,225,950

Healthcare - 11.2%
Becton, Dickinson and Co.	10,990	1,050,754
Bio-Rad Laboratories, Inc. (3)	4,290	540,540
Cardinal Health, Inc.	11,350	472,387
Chemed Corp.	2,160	172,757
Cigna Corp.	18,530	1,155,715
Eli Lilly and Co.	21,380	1,214,170
Hill-Rom Holdings, Inc.	9,390	330,716
Humana, Inc.	8,430	582,597
LifePoint Hospitals, Inc. (3)	1,910	92,559
Magellan Health Services, Inc. (3)	7,560	359,629
Medtronic, Inc.	25,540	1,199,358
Omnicare, Inc.	8,330	339,198
PAREXEL International Corp. (3)	4,480	177,139
STERIS Corp.	4,250	176,843
Thermo Fisher Scientific, Inc.	17,110	1,308,744
UnitedHealth Group, Inc.	17,515	1,002,033
Zimmer Holdings, Inc.	4,790	360,304

	(Cost $10,248,599)	10,535,443

Industrials - 7.4%
3M Co.	11,100	1,180,041
AECOM Technology Corp. (3)	14,570	477,896
Alliant Techsystems, Inc.	3,220	233,225
Avery Dennison Corp.	6,200	267,034
Curtiss-Wright Corp.	5,070	175,929
Danaher Corp.	17,440	1,083,896
Deluxe Corp.	4,410	182,574
EMCOR Group, Inc.	1,910	80,965
Jacobs Engineering Group, Inc. (3)	5,300	298,072
Manpowergroup, Inc.	2,780	157,682
Northrop Grumman Corp.	22,830	1,601,525
Tetra Tech, Inc. (3)	5,750	175,318
Textron, Inc.	23,780	708,882
Trinity Industries, Inc.	7,650	346,775

	(Cost $6,775,677)	6,969,814

Information Technology - 12.2%
Avnet, Inc. (3)	12,540	453,948
Brocade Communications Systems, Inc. (3)	37,740	217,760
Cisco Systems, Inc.	75,090	1,569,006
Cognizant Technology Solutions Corp. (3)	8,230	630,591
Computer Sciences Corp.	13,880	683,312
CoreLogic, Inc. (3)	12,425	321,311
EMC Corp. (3)	23,590	563,565
Google, Inc. (3)	1,200	953,026
Hewlett-Packard Co. (3)	56,420	1,345,052
International Business Machines Corp.	3,160	674,028
j2 Global, Inc.	3,820	149,782
Lexmark International, Inc.	7,140	188,496
Motorola Solutions, Inc.	7,250	464,218
Oracle Corp.	36,320	1,174,225
Plexus Corp. (3)	8,560	208,093
Tech Data Corp. (3)	4,670	212,905
Unisys Corp. (3)	6,810	154,927
Western Digital Corp.	9,350	470,211
Western Union Co.	22,700	341,408
Xerox Corp.	34,970	300,742
Zebra Technologies Corp. (3)	5,230	246,490

	(Cost $10,877,419)	11,323,096

Materials - 0.3%
International Paper Co.	7,005	326,293

	(Cost $290,166)	326,293

Utilities - 0.2%
Portland General Electric Co.	3,380	102,515
UGI Corp.	2,600	99,814

	(Cost $188,023)	202,329

Total Common Stocks	(Cost $61,055,684)	63,058,041

Registered Investment Companies - 28.8%

Federated Bond Fund	806,545	7,758,966
iShares iBoxx $ Investment Grade Corporate Bond Fund	27,650	3,315,235
Pimco Investment Grade Corporate Bond Fund	547,493	6,099,070
Pimco Total Return Exchange-Traded Fund	30,800	3,381,255
Vanguard Intermediate-Term Corporate Bond ETF	73,700	6,439,169

Total Registered Investment Companies	(Cost $26,476,461)	26,993,695

Money Market Registered Investment Companies - 3.6%

Meeder Money Market Fund - Institutional Class, 0.15% (4)	3,365,553	3,365,553

Total Money Market Registered Investment Companies	(Cost $3,365,553)	3,365,553

Floating Rate Demand Notes - 0.0%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.60%, 4/1/2013 (5)	825	825

Total Floating Rate Demand Notes	(Cost $825)	825

U.S. Government Obligations - 0.5%

U.S. Treasury Bill, 0.13%, due 6/6/2013 (6)	500,000		499,952

Total U.S. Government Obligations	(Cost $499,886)		499,952

Total Investments - 100.1%	(Cost $91,398,409	)(2)	93,918,066

Liabilities less Other Assets - (0.1%)			(47,506)

Total Net Assets - 100.0%			93,870,560

Trustee Deferred Compensation (7)

Meeder Aggressive Growth Fund	1,847	17,048
Meeder Balanced Fund	979	10,495
Meeder Dynamic Growth Fund	595	5,766
Meeder Muirfield Fund	1,699	10,806
Meeder Quantex Fund	729	21,090
Meeder Utilities & Infrastructure Fund	216	5,903

Total Trustee Deferred Compensation	(Cost $55,086)	71,108

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring June 2013, notional value $1,172,025	3	14,228

Total Futures Contracts	3	14,228

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$93,418,114	$14,228
Level 2 - Other Significant Observable Inputs	499,952	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$93,918,066	$14,228

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $91,403,591 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,156,631
Unrealized depreciation	(642,156)
Net unrealized appreciation (depreciation)	$2,514,475

(3)	Represents non-income producing securities.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2013.

(5)	Floating rate security. The rate shown represents the rate in effect at March 31, 2013.

(6)	Pledged as collateral on futures contracts.

(7)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2013 (unaudited)

Strategic Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 77.1%

Consumer Discretionary - 6.2%
Brunswick Corp.	6,050	207,031
Children's Place Retail Stores, Inc./The (3)	3,990	178,832
Comcast Corp.	13,880	582,682
Cooper Tire & Rubber Co.	9,250	237,355
Jarden Corp.	14,430	618,326
Lear Corp.	13,430	736,904
Leggett & Platt, Inc.	19,280	651,278
Live Nation Entertainment, Inc. (3)	19,810	245,050
Macy's, Inc.	6,915	289,324
Mohawk Industries, Inc. (3)	4,390	496,597
New York Times Co./The (3)	18,190	178,262
Rent-A-Center, Inc.	5,420	200,215
Time Warner, Inc.	10,060	579,657

	(Cost $5,069,084)	5,201,513

Consumer Staples - 6.2%
Archer-Daniels-Midland Co.	29,840	1,006,503
Costco Wholesale Corp.	8,000	848,880
Energizer Holdings, Inc.	7,220	720,051
Harbinger Group, Inc. (3)	58,770	485,440
Ingredion, Inc.	9,510	687,763
Safeway, Inc.	20,740	546,499
TreeHouse Foods, Inc. (3)	4,140	269,721
Walgreen Co.	12,730	606,966

	(Cost $4,888,739)	5,171,823

Energy - 15.0%
Bristow Group, Inc.	3,990	263,101
C&J Energy Services, Inc. (3)	8,790	201,291
Chevron Corp.	12,000	1,425,840
CVR Energy, Inc.	9,090	469,226
Hess Corp.	20,460	1,465,141
HollyFrontier Corp.	28,780	1,480,731
Marathon Petroleum Corp.	35,360	3,168,255
Tesoro Corp.	32,940	1,928,637
Valero Energy Corp.	46,980	2,137,120

	(Cost $12,496,208)	12,539,342

Financials - 21.0%
Aflac, Inc.	26,700	1,388,934
Apartment Investment & Management Co. (4)	47,530	1,457,270
Cash America International, Inc.	6,670	349,975
CBL & Associates Properties, Inc. (4)	49,640	1,171,504
CNO Financial Group, Inc.	17,490	200,261

Extra Space Storage, Inc. (4)	29,160	1,145,112
First Cash Financial Services, Inc. (3)	2,790	162,769
FNB Corp.	28,770	348,117
HCC Insurance Holdings, Inc.	15,010	630,870
Liberty Property Trust (4)	29,290	1,164,278
MB Financial, Inc.	8,630	208,587
Ocwen Financial Corp. (3)	22,810	864,955
Popular, Inc. (3)	7,990	220,524
Potlatch Corp. (4)	19,380	888,767
Reinsurance Group of America, Inc.	18,350	1,094,945
RLJ Lodging Trust (4)	84,760	1,929,138
StanCorp Financial Group, Inc.	5,080	217,221
Strategic Hotels & Resorts, Inc. (3)(4)	118,820	992,147
Travelers Companies, Inc./The	15,610	1,314,206
Weyerhaeuser Co. (4)	57,450	1,802,781

	(Cost $17,089,782)	17,552,361

Healthcare - 6.1%
Bio-Rad Laboratories, Inc. (3)	4,260	536,760
Chemed Corp.	4,600	367,908
Hill-Rom Holdings, Inc.	10,980	386,716
Humana, Inc.	6,515	450,252
Magellan Health Services, Inc. (3)	6,970	331,563
Medtronic, Inc.	25,540	1,199,357
PAREXEL International Corp. (3)	10,330	408,448
STERIS Corp.	9,300	386,973
UnitedHealth Group, Inc.	18,660	1,067,539

	(Cost $5,056,668)	5,135,516

Industrials - 5.9%
AECOM Technology Corp. (3)	26,240	860,672
Alliant Techsystems, Inc.	4,100	296,963
Deluxe Corp.	7,920	327,888
EMCOR Group, Inc.	6,090	258,155
Manpowergroup, Inc.	9,730	551,886
Northrop Grumman Corp.	25,650	1,799,347
Tetra Tech, Inc. (3)	8,030	244,835
Textron, Inc.	20,170	601,268

	(Cost $4,741,781)	4,941,014

Information Technology - 8.7%
Acxiom Corp. (3)	8,240	168,096
Avnet, Inc. (3)	17,380	629,156
Brocade Communications Systems, Inc. (3)	37,700	217,529
CA, Inc.	25,120	632,522
Cisco Systems, Inc.	49,680	1,038,063
Computer Sciences Corp.	7,150	351,995
j2 Global, Inc.	3,690	144,685
Lexmark International, Inc.	8,500	224,400
Motorola Solutions, Inc.	5,280	338,078
Oracle Corp.	24,450	790,469
Plexus Corp. (3)	7,580	184,270
Tech Data Corp. (3)	4,400	200,596
Unisys Corp. (3)	9,710	220,903
Western Digital Corp.	12,960	651,758

Western Union Co.	31,890	479,626
Xerox Corp.	78,880	678,368
Zebra Technologies Corp. (3)	6,080	286,550

	(Cost $7,017,331)	7,237,064

Materials - 4.7%
Commercial Metals Co.	10,770	170,705
Greif, Inc.	2,860	153,353
International Paper Co.	13,810	643,270
Owens-Illinois, Inc. (3)	18,090	482,099
Packaging Corp. of America	21,520	965,601
Reliance Steel & Aluminum Co.	8,080	575,054
Sonoco Products Co.	26,180	916,038

	(Cost $3,627,188)	3,906,120

Telecommunication Services - 1.5%
AT&T, Inc.	6,790	249,125
Frontier Communications Corp.	117,090	467,188
Telephone and Data Systems, Inc.	11,670	245,887
Verizon Communications, Inc.	5,520	271,308

	(Cost $1,287,279)	1,233,508

Utilities - 1.8%
Edison International	11,140	560,565
MGE Energy, Inc.	2,390	132,502
Portland General Electric Co.	6,110	185,316
UGI Corp.	15,510	595,428

	(Cost $1,409,556)	1,473,811

Total Common Stocks	(Cost $62,683,616)	64,392,072

Registered Investment Companies - 17.4%

iShares MSCI EAFE Index Fund	65,240	3,847,855
iShares MSCI Emerging Markets Index Fund	99,425	4,252,407
Oppenheimer Developing Markets Fund	87,618	3,061,357
Oppenheimer International Growth Fund	104,915	3,417,086

Total Registered Investment Companies	(Cost $13,402,824)	14,578,705

Money Market Registered Investment Companies - 4.4%

Meeder Money Market Fund - Institutional Class, 0.15% (5)	3,692,422	3,692,422

Total Money Market Registered Investment Companies	(Cost $3,692,422)	3,692,422

Floating Rate Demand Notes - 0.0%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.60%, 4/1/2013 (6)	298	298

Total Floating Rate Demand Notes	(Cost $298)	298

U.S. Government Obligations - 0.4%

U.S. Treasury Bill, 0.13%, due 6/6/2013 (7)	300,000		299,971

Total U.S. Government Obligations	(Cost $299,951)		299,971

Total Investments - 99.3%	(Cost $80,079,111	)(2)	82,963,468

Other Assets less Liabilities - 0.7%			588,187

Total Net Assets - 100.0%			83,551,655

Trustee Deferred Compensation (8)

Meeder Aggressive Growth Fund	1,613	14,888
Meeder Balanced Fund	861	9,230
Meeder Dynamic Growth Fund	521	5,048
Meeder Muirfield Fund	1,495	9,508
Meeder Quantex Fund	635	18,371
Meeder Utilities & Infrastructure Fund	188	5,138

Total Trustee Deferred Compensation	(Cost $48,907)	62,183

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring June 2013, notional value $4,688,100	12	41,910

Total Futures Contracts	12	41,910

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$82,663,497	$41,910
Level 2 - Other Significant Observable Inputs	299,971	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$82,963,468	$41,910

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $80,178,061 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,646,696
Unrealized depreciation	(861,289)
Net unrealized appreciation (depreciation)	$2,785,407

(3)	Represents non-income producing securities.

(4)	Real estate investment trust.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2013.

(6)	Floating rate security. The rate shown represents the rate in effect at March 31, 2013.

(7)	Pledged as collateral on futures contracts.

(8)	Assets of affiliates to the Strategic Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(9)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2013 (unaudited)

Quantex Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 98.2%

Consumer Discretionary - 26.2%
Abercrombie & Fitch Co.	6,180	285,516
Apollo Group, Inc. (3)	14,120	245,406
AutoNation, Inc. (3)	7,495	327,906
Best Buy Co., Inc.	24,740	547,990
Big Lots, Inc. (3)	10,350	365,044
Cablevision Systems Corp.	19,295	288,653
D.R. Horton, Inc.	14,545	353,444
Darden Restaurants, Inc.	6,540	337,987
Expedia, Inc.	4,710	282,671
Fossil, Inc. (3)	3,160	305,256
GameStop Corp.	11,645	325,711
Gannett Co., Inc.	16,065	351,342
Garmin, Ltd.	7,100	234,655
Goodyear Tire & Rubber Company/The	20,975	264,390
H&R Block, Inc.	15,485	455,569
Harman International Industries, Inc.	6,475	288,979
Hasbro, Inc.	8,260	362,944
International Game Technology	20,470	337,755
Interpublic Group of Cos., Inc./The	25,800	336,174
J.C. Penney Co., Inc.	14,420	217,886
Leggett & Platt, Inc.	10,625	358,912
Netflix, Inc. (3)	3,145	595,286
Scripps Networks Interactive	5,010	322,343
TripAdvisor, Inc. (3)	6,790	356,611
Urban Outfitters, Inc. (3)	7,310	283,189
Washington Post Co./The	800	357,600

	(Cost $7,364,820)	8,789,219

Consumer Staples - 5.6%
Constellation Brands, Inc. (3)	7,925	377,547
Crimson Wine Group, Ltd. (3)	1,203	11,188
Dean Foods Co. (3)	17,145	310,839
Hormel Foods Corp.	9,280	383,450
Safeway, Inc.	16,200	426,871
Tyson Foods, Inc.	14,920	370,314

	(Cost $1,301,810)	1,880,209

Energy - 6.4%
Diamond Offshore Drilling, Inc.	4,305	299,456
Helmerich & Payne, Inc.	5,240	318,068
Nabors Industries, Ltd.	20,320	329,590
Newfield Exploration Co. (3)	11,100	248,862
QEP Resources, Inc.	9,820	312,669
Rowan Cos. (3)	9,335	330,086
WPX Energy, Inc. (3)	19,820	317,516

	(Cost $2,245,060)	2,156,247

Financials - 17.6%
Apartment Investment & Management Co. (4)	10,705	328,215
Assurant, Inc.	8,425	379,209
Cincinnati Financial Corp.	7,445	351,553
Comerica, Inc.	9,540	342,963
E*TRADE Financial Corp. (3)	32,687	350,078
Federated Investors, Inc.	14,165	335,286
First Horizon National Corp.	29,587	315,989
Genworth Financial, Inc.	38,235	382,350
Hudson City Bancorp, Inc.	35,850	309,744
Huntington Bancshares, Inc.	45,460	335,040
Legg Mason, Inc.	11,195	359,919
Leucadia National Corp.	12,145	333,137
NASDAQ OMX Group, Inc./The	11,615	375,165
People's United Financial, Inc.	24,145	324,026
Torchmark Corp.	5,645	337,571
Unum Group	13,910	392,958
Wells Fargo & Co. Preferred (3)	1	0
Zions Bancorporation	13,485	336,990

	(Cost $5,010,604)	5,890,193

Healthcare - 5.0%
DENTSPLY International, Inc.	7,330	311,085
Hospira, Inc. (3)	9,385	308,110
Patterson Cos., Inc.	8,455	321,628
PerkinElmer, Inc.	9,125	306,965
Tenet Healthcare Corp. (3)	8,827	419,988

	(Cost $1,345,085)	1,667,776

Industrials - 11.0%
Avery Dennison Corp.	8,305	357,696
Cintas Corp.	7,055	311,337
Dun & Bradstreet Corp./The	3,735	312,433
Iron Mountain, Inc.	9,340	339,135
Jacobs Engineering Group, Inc. (3)	6,780	381,307
Pitney Bowes, Inc.	27,155	403,523
Quanta Services, Inc. (3)	10,600	302,948
Robert Half International, Inc.	9,130	342,649
Ryder System, Inc.	5,785	345,654
Snap-on, Inc.	3,630	300,201
Xylem, Inc.	10,610	292,412

	(Cost $3,196,061)	3,689,295

Information Technology - 11.8%
Advanced Micro Devices, Inc. (3)	118,790	302,914
BMC Software, Inc. (3)	7,260	336,356
Electronic Arts, Inc. (3)	19,920	352,584
First Solar, Inc. (3)	9,285	250,324
FLIR Systems, Inc.	12,615	328,116
Harris Corp.	5,880	272,479
Jabil Circuit, Inc.	15,050	278,124
JDS Uniphase Corp. (3)	21,117	282,229
LSI Corp. (3)	39,525	267,979
Molex, Inc.	10,410	304,805
SAIC, Inc.	25,935	351,419
Teradyne, Inc. (3)	17,075	276,957
Total System Services, Inc.	13,515	334,902

	(Cost $4,001,118)	3,939,188

Materials - 7.3%
Allegheny Technologies, Inc.	9,530	302,196
Bemis Co., Inc.	8,700	351,132
Cliffs Natural Resources, Inc.	7,590	144,286
International Flavors & Fragrances, Inc.	4,310	330,448
MeadWestvaco Corp.	9,130	331,419
Owens-Illinois, Inc. (3)	13,555	361,241
Sealed Air Corp.	16,500	397,815
United States Steel Corp.	11,765	229,417

	(Cost $2,508,866)	2,447,954

Telecommunication Services - 2.6%
Frontier Communications Corp.	66,730	266,253
MetroPCS Communications, Inc.	29,935	326,292
Windstream Corp.	34,640	274,695

	(Cost $918,533)	867,240
Utilities - 4.7%
AGL Resources, Inc.	7,291	305,857
Integrys Energy Group, Inc.	5,585	324,824
Pepco Holdings, Inc.	14,750	315,650
Pinnacle West Capital Corp.	5,700	329,973
TECO Energy, Inc.	17,445	310,870

	(Cost $1,457,409)	1,587,174

Total Common Stocks	(Cost $29,349,366)	32,914,495

Money Market Registered Investment Companies - 1.4%

Meeder Money Market Fund - Institutional Class, 0.15% (5)	485,860	485,860

Total Money Market Registered Investment Companies	(Cost $485,860)	485,860

U.S. Government Obligations - 0.3%

U.S. Treasury Bill, 0.13%, due 6/6/2013 (6)	100,000		99,990

Total U.S. Government Obligations	(Cost $99,984)		99,990

Total Investments - 99.9%	(Cost $29,935,210	)(2)	33,500,345

Other Assets less Liabilities - 0.1%			40,104

Total Net Assets - 100.0%			33,540,449

Trustee Deferred Compensation (7)

Meeder Aggressive Growth Fund	816	7,532
Meeder Balanced Fund	431	4,620
Meeder Dynamic Growth Fund	262	2,539
Meeder Muirfield Fund	1,643	10,449
Meeder Quantex Fund	1,124	32,517
Meeder Utilities & Infrastructure Fund	96	2,624

Total Trustee Deferred Compensation	(Cost $40,061)	60,281

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors Mid Cap 400 E-Mini expiring June 2013, notional value $805,700	7	14,963

Total Futures Contracts	7	14,963

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$33,400,355	$14,963
Level 2 - Other Significant Observable Inputs	99,990	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$33,500,345	$14,963

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $30,094,064 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,767,774
Unrealized depreciation	$(1,361,493)
Net unrealized appreciation (depreciation)	$3,406,281

(3)	Represents non-income producing securities.
(4)	Real estate investment trust.
(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2013.
(6)	Pledged as collateral on Futures Contracts.
(7)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.
(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2013 (unaudited)

Utilities & Infrastructure Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 99.9%

Electric Utility - 13.1%
General Electric Co.	58,764	1,358,624
ITC Holdings Corp.	17,644	1,574,903
MDU Resources Group, Inc.	54,783	1,369,027
Northeast Utilities	2,186	95,004

	(Cost $3,704,544)	4,397,558

Natural Gas Distribution - 15.1%
Energy Transfer Equity, L.P.	17,674	1,033,576
MarkWest Energy Partners, L.P.	15,397	935,368
National Grid PLC - ADR (3)	16,308	946,027
ONEOK, Inc.	15,278	728,302
Williams Companies, Inc./The	38,615	1,446,518

	(Cost $3,465,623)	5,089,791

Oil Exploration & Production - 9.4%
Energen Corporation	11,931	620,531
Ensco PLC - ADR (3)	22,958	1,377,480
EQT Corp.	17,216	1,166,384

	(Cost $2,715,201)	3,164,395

Pipelines - 20.0%
Enterprise Products Partners, L.P.	26,354	1,588,883
Kinder Morgan Energy Partners, L.P.	12,857	1,154,173
National Fuel Gas Co.	20,831	1,277,982
Questar Corp.	76,826	1,869,177
Spectra Energy Corp.	26,919	827,759

	(Cost $4,768,266)	6,717,974

Telecommunication Services - 22.4%
American Tower Corp.	10,635	818,044
AT&T, Inc.	39,215	1,438,798
Corning, Inc.	77,068	1,027,316
QUALCOMM, Inc.	21,369	1,430,441
Telephone and Data Systems, Inc.	47,994	1,011,234
Verizon Communications, Inc.	17,409	855,652
Vodafone Group PLC - ADR (3)	32,442	921,353

	(Cost $6,753,068)	7,502,838

Utility Services - 15.9%
ABB Limited - ADR (3)	34,435	783,741
Black Hills Corp.	30,034	1,322,697
Fluor Corp.	10,540	699,118
NiSource, Inc.	40,609	1,191,468
Siemens AG - ADR (3)	2,090	225,302
UGI Corp.	28,020	1,075,688

	(Cost $4,360,568)	5,298,014

Water Utility - 4.0%
American Water Works Co., Inc.	32,369	1,341,371

	(Cost $818,256)	1,341,371

Total Common Stocks	(Cost $26,585,526)	33,511,941

Money Market Registered Investment Companies - 0.2%

Meeder Money Market Fund - Institutional Class, 0.15% (4)	75,161		75,161

Total Money Market Registered Investment Companies	(Cost $75,161)		75,161

Total Investments - 100.1%	(Cost $26,660,687	)(2)	33,587,102

Liabilities less Other Assets - (0.1%)			(16,664)

Total Net Assets - 100.0%			33,570,438

Trustee Deferred Compensation (5)

Meeder Aggressive Growth Fund	985	9,092
Meeder Balanced Fund	522	5,596
Meeder Dynamic Growth Fund	316	3,062
Meeder Muirfield Fund	1,567	9,966
Meeder Quantex Fund	985	28,496
Meeder Utilities & Infrastructure Fund	115	3,143

Total Trustee Deferred Compensation	(Cost $40,809)	59,355

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$33,587,102	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$33,587,102	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $26,847,173 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$7,319,434
Unrealized depreciation	(579,505)
Net unrealized appreciation (depreciation)	$6,739,929

(3)	American Depositary Receipt

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2013.

(5)	Assets of affiliates to the Utilities & Infrastructure Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.

(6)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2013 (unaudited)

Total Return Bond Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Registered Investment Companies - 94.5%

AllianceBernstein High Income Fund	997,401	9,634,896
Eaton Vance Floating-Rate Advantage Fund	411,082	4,616,456
Federated Bond Fund	839,515	8,076,132
Goldman Sachs Emerging Markets Debt Fund	154,986	2,059,764
iShares iBoxx $ Investment Grade Corporate Bond Fund	30,900	3,704,910
iShares JPMorgan USD Emerging Markets Bond Fund	46,675	5,490,380
Ivy High Income Fund	1,026,437	8,950,530
PIMCO Investment Grade Corporate Bond Fund	742,625	8,272,848
PIMCO Total Return Exchange-Traded Fund	70,450	7,734,071
TCW Emerging Markets Income Fund	1,075,842	9,908,502
Templeton Global Total Return Fund	438,775	6,041,927
Vanguard Intermediate-Term Corporate Bond ETF	52,625	4,597,846
Vanguard Total Bond Market ETF	22,550	1,886,082

Total Registered Investment Companies	(Cost $79,518,026)	80,974,344

Money Market Registered Investment Companies - 3.2%

Meeder Money Market Fund - Institutional Class, 0.15% (3)	2,773,326	2,773,326

Total Money Market Registered Investment Companies	(Cost $2,773,326)	2,773,326

U.S. Government Obligations - 2.6%

Government National Mortgage Association, 6.50%, due 7/20/2038	32,982		40,321
U.S. Treasury Note, 1.625%, due 8/15/2022	2,000,000		1,974,218
U.S. Treasury Bill, 0.13%, due 6/6/2013 (4)	200,000		199,981

Total U.S. Government Obligations	(Cost $2,210,567)		2,214,520

Total Investments - 100.3%	(Cost $84,501,919	)(2)	85,962,190

Liabilities less Other Assets - (0.3%)			(274,220)

Total Net Assets - 100.0%			85,687,970

Trustee Deferred Compensation (5)

Meeder Aggressive Growth Fund	392	3,618
Meeder Balanced Fund	205	2,198
Meeder Dynamic Growth Fund	136	1,318
Meeder Muirfield Fund	404	2,569
Meeder Quantex Fund	162	4,687
Meeder Utilities & Infrastructure Fund	48	1,312

Total Trustee Deferred Compensation	(Cost $13,060)	15,702

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$83,747,670	$-
Level 2 - Other Significant Observable Inputs	2,214,520	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$85,962,190	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $84,607,651 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,677,672
Unrealized depreciation	(323,133)
Net unrealized appreciation (depreciation)	$1,354,539

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2013.

(4)	Pledged as collateral on futures contracts.

(5)	Assets of affiliates to the Total Return Bond Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2013 (unaudited)

Money Market Fund

Security Description	Coupon/Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)

Bank Obligations - 1.6%

Bank Midwest Deposit Account	0.65	%(3)	04/01/13	249,787	249,787
Columbus First Bank Demand Deposit Account	0.50	%(3)	04/01/13	249,616	249,616
Commerce Bank Demand Account	0.30	%(3)	04/01/13	249,385	249,385
EverBank Money Market Account	0.76	%(3)	04/01/13	249,890	249,890
Mid America Bank Demand Deposit Account	0.50	%(3)	04/01/13	249,717	249,717
Nationwide Bank Deposit Account	0.82	%(3)	04/01/13	249,990	249,990
TD Bank Demand Deposit Account	0.25	%(3)	04/01/13	249,950	249,950

Total Bank Obligations				(Cost $1,748,335)	1,748,335

Certificates of Deposit - 3.8%

Ally Bank	0.45%	06/06/13	249,000	249,000
Apple Bank for Savings	0.30%	11/07/13	248,000	248,000
Bank of China	0.65%	12/31/13	248,000	248,000
Bank of India	0.50%	09/11/13	248,000	248,000
Bank of the West	0.50%	06/13/13	248,000	248,000
Biltmore Bank of Arizona	0.30%	11/15/13	248,000	248,000
Compass Bank	0.35%	05/16/13	249,000	249,000
Customers Bank	0.50%	05/22/13	248,000	248,000
Enerbank USA	0.30%	10/21/13	249,000	249,000
H&R Block Bank	0.40%	04/15/13	248,000	248,000
Hancock Bank	0.40%	05/21/13	248,000	248,000
Huntington National Bank	0.45%	06/07/13	249,000	249,000
Merrick Bank	0.40%	10/11/13	249,000	249,000
Private Bank & Trust	0.35%	05/10/13	249,000	249,000
Safra National Bank	0.40%	05/17/13	249,000	249,000
Synovus Bank	0.35%	05/24/13	249,000	249,000
Town North Bank N.A.	0.35%	09/17/13	248,000	248,000

Total Certificates of Deposit			(Cost $4,224,000)	4,224,000

Corporate Obligations - 37.8%

Bath Technologies (5)	0.25	%(3)	04/04/13	675,000	675,000
Caterpillar Financial Power Investment Floating Rate Demand Note	0.60	%(4)	04/01/13	9,810,384	9,810,384
GE Demand Note	0.70	%(4)	04/01/13	9,014,495	9,014,495
MassMutual Global (5)	0.69	%(4)	04/14/13	4,234,000	4,248,467
Met Life Global Funding (5)	1.21	%(4)	04/05/13	4,800,000	4,842,794
Royal Bank of Canada Yankee CD	0.52	%(4)	06/13/13	5,000,000	5,000,000
Springside Corp. Exchange Partners, LLC (5)	0.21	%(3)	04/04/13	2,000,000	2,000,000
Toyota Motor Credit	0.36	%(4)	06/09/13	1,000,000	1,000,000
Westpac Banking Corp.	0.54	%(4)	05/10/13	5,000,000	5,000,000

Total Corporate Obligations				(Cost $41,591,140)	41,591,140

Repurchase Agreements - 13.6%

G.X. Clarke (Collateralized by $23,811,335 various Fannie Maes and Government National Mortgage Associations, 3.00% - 8.50%, due 10/20/16 - 1/20/43, value $15,300,561), purchase date 3/28/13	0.28%	04/04/13	15,000,000	15,000,000

Total Repurchase Agreements			(Cost $15,000,000)	15,000,000

U.S. Government Agency Obligations - 21.8%

Federal Farm Credit Bank	0.17	%(4)	04/22/13	5,000,000	4,999,500
Federal Farm Credit Bank	0.23	%(4)	04/29/13	1,000,000	1,000,099
Federal Home Loan Bank	0.17	%(4)	04/01/13	5,000,000	5,000,000
Federal Home Loan Bank	0.24	%(4)	04/22/13	8,000,000	8,000,972
Federal Home Loan Mortgage Corp.	0.37	%(4)	06/03/13	5,000,000	5,003,654

Total U.S. Government Agency Obligations				(Cost $24,004,225)	24,004,225

Money Market Registered Investment Companies - 21.3%

Federated Prime Value Obligations Fund, 0.11% (6)	11,273,108		11,273,108
Fidelity Institutional Money Market Portfolio, 0.14% (6)	12,232,293		12,232,293

Total Money Market Registered Investment Companies	(Cost $23,505,401)		23,505,401

Total Investments - 99.9%	(Cost $110,073,101	)(2)	110,073,101

Other Assets less Liabilities - 0.1%			77,490

Total Net Assets - 100.0%			110,150,591

Trustee Deferred Compensation (7)

Meeder Aggressive Growth Fund	730	6,738
Meeder Balanced Fund	384	4,116
Meeder Dynamic Growth Fund	233	2,258
Meeder Muirfield Fund	1,461	9,292
Meeder Quantex Fund	1,006	29,104
Meeder Utilities & Infrastructure Fund	85	2,323

Total Trustee Deferred Compensation	(Cost $38,429)	53,831

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$23,505,401	$-
Level 2 - Other Significant Observable Inputs	86,567,700	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$110,073,101	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax and financial reporting purposes are the same.

(3)
Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2013. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)	Floating rate security. The rate shown represents the rate in effect at March 31, 2013. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(5)
Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. Bath Technologies was acquired on 10/18/1999. Springside Corp. Exchange Partners, LLC was acquired on 2/5/2004. MassMutual Global was acquired on 3/20/2013. Met Life Global Funding was acquired on 3/20/2013. As of March 31, 2013, securities restricted as to resale to institutional investors represented 10.7% of Total Investments. The acquisition cost is the same as amortized cost. The fair value noted approximates amortized cost.

(6)	7-day yield as of March 31, 2013.

(7)	Assets of affiliates to the Money Market Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2.  Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)).  Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	May 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	May 23, 2013

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	May 23, 2013